Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Investments Accounted for Using Equity Method
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Investments in associates	$6,685	$7,127
Investment in joint venture	10	10
	$6,695	$7,137

Investments in Associates
a.	Investments in associates

	Carrying Amount
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Material associate
Next Commercial Bank Co., Ltd. (“NCB”)	$3,777	$3,592

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	841	926
KingwayTek Technology Co., Ltd. (“KWT”)	213	222

Non-listed
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	488	518
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	363	447
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	324	341
WiAdvance Technology Corporation (“WATC”)	—	254
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	193	221
So-net Entertainment Taiwan Limited (“So-net”)	225	217
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	163	157
Taiwan International Ports Logistics Corporation (“TIPL”)	56	70
CHT Infinity Singapore Pte. Ltd. (“CISG”)	—	55
Imedtac Co., Ltd. (“IME”)	—	45
Click Force Co., Ltd. (“CF”)	33	37
AgriTalk Technology Inc. (“ATT”)	—	18
Cornerstone Ventures Co., Ltd. (“CVC”)	6	7
Alliance Digital Tech Co., Ltd. (“ADT”)	3	—
UUPON Inc. (“UUPON”)	—	—
International Integrated Systems, Inc. (“IISI”)	—	—
MeWorks Limited (HK) (“MeWorks”)	—	—
	$6,685	$7,127

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2020	2021
Material associate
Next Commercial Bank Co., Ltd. (“NCB”)	42	42

Associates that are not individually material
Senao Networks, Inc. (“SNI”)	34	34
KingwayTek Technology Co., Ltd. (“KWT”)	23	23
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
WiAdvance Technology Corporation (“WATC”)	—	20
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
So-net Entertainment Taiwan Limited (“So-net”)	30	30
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	30
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
CHT Infinity Singapore Pte. Ltd. (“CISG”)	—	40
Imedtac Co., Ltd. (“IME”)	—	7
Click Force Co., Ltd. (“CF”)	49	49
AgriTalk Technology Inc. (“ATT”)	—	17
Cornerstone Ventures Co., Ltd. (“CVC”)	49	49
Alliance Digital Tech Co., Ltd. (“ADT”)	14	—
UUPON Inc. (“UUPON”)	—	—
International Integrated Systems, Inc. (“IISI”)	—	—
MeWorks Limited (HK) (“MeWorks”)	—	—

Summarized financial information of NCB was set out below:

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Assets	$9,907	$9,197
Lliabilities	(789)	(525)

Equity	$9,118	$8,672

The percentage of ownership interest held by the Company	41.9%	41.9%

Equity attributable to the Company	$3,820	$3,634
Unrealized gain or loss from downstream transactions	(43)	(42)

The carrying amount of investment	$3,777	$3,592

	Period from the Beginning Date of Preparation to December 31, 2019	Year Ended December 31
		2020	2021
	NT$	NT$	NT$
	(In Millions)
Revenues	$—	$—	$—

Net loss for the period	$(276)	$(605)	$(446)
Other comprehensive income	—	—	—
Total comprehensive loss for the period	$(276)	$(605)	$(446)

Except for NCB, no associate is considered individually material to the Company.  Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$575	$540	$607
The Company’s share of other comprehensive loss	(3)	(8)	(6)
The Company’s share of total comprehensive income	$572	$532	$601

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
SNI	$1,708	$1,699
KWT	$676	$910

Investments in Joint Ventures
b.	Investment in joint venture
	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2020	2021	2020	2021
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$10	$10	51	51

The joint venture is not considered individually material to the Company.  Summarized financial information of CHT SEA was set out below:

Year Ended December 31
	2020	2021
	NT$	NT$
(In Millions)
The Company’s share of loss	$—	$—
The Company’s share of other comprehensive income	—	—
The Company’s share of total comprehensive loss	$—	$—